Trade and other payables	12 Months Ended
Dec. 31, 2024
Trade and other payables [abstract]
Trade and other payables [Text Block]

16. Trade and other payables

	Dec. 31, 2024	Dec. 31, 2023
Trade payables	$66.7	$69.3
Accruals and payables	173.4	133.2
Accrued interest	15.1	16.9
Statutory payables	15.0	19.9
	$270.2	$239.3

  Accruals and payables include operational and capital costs and employee benefit amounts owing.